General (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 ₪ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ₪ / shares
General [Abstract]
Net loss	$ (4,404)	$ (3,185)
Accumulated deficit	(45,448)			$ (41,044)
Working capital	$ 7,135
Ordinary shares, par value | ₪ / shares			₪ 0.05		₪ 0.05